DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2014
Assets And Liabilities of Discontinued Operations

The following is a summary of the assets and liabilities sold as of May 4, 2012 and the related gain on disposal:

Disposed as of May 4, 2012
US$

Current assets of discontinued operations:
Cash and cash equivalents	312
Accounts receivable, net	14
Prepayment and other current assets	324

650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	348
Income tax payable	128
Deferred revenue, current portion	314

790

Net liabilities disposed	(140)
Cash proceeds	157

Gain on disposition of the discontinued operation	297

Operating Results From Discontinued Operations

Summarized operating results from the discontinued operations included in the Group’s consolidated statements of operations were as follows for the year ended September 30, 2012:

Year ended September 30, 2012
US$

Revenues	1,045
Pre-tax (loss) from discontinued operations	(61)
Income tax expense	—
(Loss) from discontinued operations, net of tax	(61)
Gain on disposal of discontinued operation	297
Net income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	236